Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Composition of Share Based Payments Expense

The following table presents the composition of share-based payments expense for the years ended December 31, 2025, 2024 and 2023.

	Year Ended December 31,
(in U.S. dollars)	2025	2024	2023
Share rights granted in current year	$279,365	$402,966	$31,943
Share rights granted in prior year	—	—	368,039
Performance rights granted in current year	1,056,735	2,407,539	989,336
Performance rights granted in prior years	224,644	3,225,525	4,104,908
Options granted in current year	198,465	—	—
Options granted in prior years	(2,901,845)	(512,470)	127,734
Share based payment expense	(1,142,636)	5,523,560	5,621,960
Payments of withholding tax - Performance rights	(714,563)	(603,932)	(296,432)
Cashless exercise of options	(19,109)	(1,605,677)	—
Exchange differences	(30,851)	(134,282)	(24,373)
Movement in share-based payments reserve	$(1,907,159)	$3,179,669	$5,301,155

Summary of Movements of All Share Rights Issued

A summary of movements of all share rights issued is as follows:

Number on issue
Share rights exercisable at January 1, 2024	65,405
Granted	632,890
Forfeited	—
Exercised	(65,405)
Share rights outstanding at December 31, 2024	632,890
Share rights exercisable at January 1, 2025	632,890
Granted	1,008,567
Forfeited	—
Exercised	(632,890)
Share rights outstanding at December 31, 2025	1,008,567
Share rights exercisable at December 31, 2025	1,008,567

Summary of Share Rights

Further details of the share rights granted during the year December 31, 2025, are set out in the table below:

Name	Grant date	Number	Vesting date	Fair value (A$)	Expiry	Expense recognized (US$)
Anthony Bellas	January 1,2025	120,594	December 31, 2025	$0.43	December 31, 2026	$33,428
Sharan Burrow	January 1,2025	120,594	December 31, 2025	$0.43	December 31, 2026	$33,428
Ron Edmonds	January 1,2025	241,188	December 31, 2025	$0.43	December 31, 2026	$66,856
Nicholas Liveris	April 2, 2025	43,815	April 2, 2025	$0.43	December 31, 2026	$11,942
Nicholas Liveris	January 1,2025	120,594	December 31, 2025	$0.43	December 31, 2026	$33,428
Robert Natter	January 1,2025	120,594	December 31, 2025	$0.43	December 31, 2026	$33,428
Jean Oelwang	January 1,2025	120,594	December 31, 2025	$0.43	December 31, 2026	$33,428
Phillips 66	January 1,2025	120,594	December 31, 2025	$0.43	December 31, 2026	$33,428

Total expense recognized						$279,366

Summary of Movements of All Performance Rights Issued

A summary of movements of all performance rights issued is as follows:

Number on issue
2025
Performance rights outstanding at January 1, 2024	13,428,370
Granted	16,287,972
Forfeited	(5,819,922)
Exercised	(2,879,589)
Performance rights outstanding at December 31, 2024	21,016,831
Performance rights vested at January 1, 2025	—
Granted	17,637,162
Forfeited	(16,815,433)
Exercised	(2,259,247)
Performance rights outstanding at December 31, 2025	19,579,313
Performance rights vested at December 31, 2025	—

Summary of Performance Rights

Further details of the performance rights are set out in the table below:

Name	Grant date	Number	Vesting date	Fair value (A$)	Expiry	Expense recognized (US$)
Rashda Buttar	May 1, 2025	1,136,165	December 31, 2027	$0.24	Cessation of employment	$-
Kimberly Heimert	November 11, 2025	489,818	December 31, 2027	$0.33	Cessation of employment	$6,889
Darcy MacDougald	May 1, 2025	1,136,165	December 31, 2027	$0.24	Cessation of employment	$-
Dwayne Johnson	November 28, 2025	173,062	December 31, 2027	$0.32	Cessation of employment	$1,577
Dwayne Johnson	November 28, 2025	1,035,534	¼ November 1, 2026	$0.47	Cessation of employment	$15,821
			¼ November 1, 2027
			¼ November 1, 2028
			¼ November 1, 2029
Robert Long	May 1, 2025	1,363,398	December 31, 2027	$0.24	Cessation of employment	$70,581
Mike O'Kronley	May 19, 2025	3,723,971	December 31, 2027	$0.27	Cessation of employment	$153,189
Non-KMP employees	February 20, 2025	6,196,754	¼ January 3, 2026	$0.54	Cessation of employment	$737,404
			¼ January 3, 2027		Cessation of employment
			¼ January 3, 2028		Cessation of employment
			¼ January 3, 2029		Cessation of employment
Non-KMP employees	March 31, 2025	219,089		$0.45	Cessation of employment	$26,001
Non-KMP employees	April 16, 2025	1,342,570	4 equal annual	$0.38	Cessation of employment	$-
Non-KMP employees	June 26, 2025	82,506	tranches	$0.38	Cessation of employment	$-
Non-KMP employees	July 6, 2025	138,450	commencing on the	$0.41	Cessation of employment	$8,441
Non-KMP employees	July 9, 2025	352,402	anniversary of	$0.40	Cessation of employment	$23,804
Non-KMP employees	October 9, 2025	123,639	employment	$0.61	Cessation of employment	$6,165
Non-KMP employees	October 19, 2025	123,639		$0.75	Cessation of employment	$6,863
Total number issued		17,637,162				$1,056,735

Summary of Group Net Settled in Share-Based Payments

During the year ended December 31, 2025, the Company net settled the following share-based payments:

Name	Performance rights vested & exercised	Net settled shares	Withholding obligation (US$)
Non-KMP employees	2,402,065	1,417,723	$458,262
Chris Burns	1,182,685	544,035	191,083
Rashda Buttar	344,863	193,360	42,970
Darcy MacDougald	169,112	104,129	22,248
Total			$714,563

Summary of Movements of Options Issued

A summary of movements of all options issued is as follows:

	Number on issue	Weighted Average Exercise Price (A$)
Vested options outstanding as of January 1, 2024	12,676,667	$0.50
Forfeited	(5,010,000)	$0.50
Exercised	(12,033,334)	$0.50
Options outstanding as of December 31, 2024	11,166,667	$0.50
Vested options outstanding as of December 31, 2024	666,667	$0.50
Granted	3,000,000	$0.60
Exercised	(150,000)	$0.50
Options outstanding as of December 31, 2025	14,016,667	$0.52
Vested options outstanding as of December 31, 2025	516,667	$0.50

Valuations of Options Granted

The fair value of these options was A$1,223,400. This value was calculated using a Black-Scholes Option Pricing methodology applying the following inputs:

Number of options	3,000,000
Exercise price	$0.60
Award date	January 22, 2025
Expiry date	January 22, 2030
Volatility	80%
Dividend yield	Nil
Risk-free interest rate	4.041%
Fair value at grant date	A$0.4078